Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000254438
Shareholder Report [Line Items]
Fund Name	Atlas America Fund
Trading Symbol	USAF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi annual shareholder report contains important information about the Atlas America Fund for the period of November 20, 2024 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.actfund.io. You can also request this information by contacting us at (855) 511-0520.
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75% [1]
AssetsNet	$ 17,150,634
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to:
Total Net Assets	$17,150,634
# of Portfolio Holdings	67
Portfolio Turnover Rate	13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings

Sector Allocation	% of Net Assets
U.S. Treasury	40.9%
Gold	19.3
REITs	13.5
TIPS	7.9
Agricultural commodities	7.7
Industrials	4.3
Information Technology	4.0
Financials	3.2
Purchased Put Option	0.3
Written Put Option	(0.1)

[1]	Annualized